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                            RULE 497(j) CERTIFICATION



     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the following prospectuses and statement of additional information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 34 filed on December 1, 2000 and effective on the same date pursuant to Rule 485(b):

     1. Prospectus, dated December 1, 2000, relating to the AmSouth Funds' Class A Shares, Class B Shares, and Trust Shares;

     2. Prospectus, dated December 1, 2000, relating to the AmSouth Funds' Money Market Funds; and

     3. Statement of Additional Information, dated December 1, 2000, relating to all AmSouth Funds.

The text of Post-Effective Amendment No. 34 was filed electronically.


                                     AmSouth Funds
                                     Registrant



                                     *
                                     /s/ John F. Calvano
                                     --------------------------------------
                                     John F. Calvano
                                     President


                                     *By /s/ Alan G. Priest
                                     --------------------------------------
                                     Alan G. Priest
                                     Attorney in Fact


December 6, 2000